Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill

	2012	2011

Beginning of year	$8,431	$8,431
Acquired goodwill	—	—
Impairment	—	—

End of year	$8,431	$8,431

Acquired intangible assets

	2012
	Gross Carrying Amount	Gross Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Core deposit intangibles	$1,534	$1,171	$363

Total	$1,534	$1,171	$363

	2011
	Gross Carrying Amount	Gross Accumulated Amortization	Net Carrying Value
Amortized intangible assets:
Core deposit intangibles	$1,534	$1,060	$474

Total	$1,534	$1,060	$474

Estimated amortization expense

2013	$85
2014	66
2015	51
2016	40
2017	34